Financial Assets and Liabilities - Summary of Ageing of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 1,588,192	R$ 1,322,420
Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	1,713,776	1,443,472
Allowance For Doubtful Accounts [member]
Disclosure of Trade Receivables [line items]
Trade receivables	(125,584)	(121,052)
Not overdue [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	1,382,193	1,033,076
Overdue From 1 to 30 days [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	116,665	160,654
Overdue From 31 to 60 days [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	27,649	26,881
Overdue From 61 to 90 days [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	20,734	64,947
More than 90 days [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 166,535	R$ 157,914